Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Commitments and Contingencies
Operating lease expense	$ 77,768	$ 31,046
Future minimum payments for period greater than one year	0	0
With in one year	58,328	58,677
Total	$ 58,328	$ 58,677